Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Schedule of Company’s Revenues Disaggregated by Service Lines

The following table presents the Company’s revenues disaggregated by service lines for the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026	2026
	SGD	SGD	USD
Operating revenues
- Digital Marketing Services
Third Parties	-	2,478,799	1,915,166
Related Parties	-	-	-

Total operating revenues	-	2,478,799	1,915,166